Other Payables - Schedule of Other Payables (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Trade and other payables [abstract]
Liabilities related to collaboration agreements	$ 98	$ 79
Staff cost liabilities	106	171
Accounts payable	116	145
Accrued R&D	340	410
Accrued interest on borrowings	7	0
Other liabilities	145	269
Other payables	812	1,074
Non-current other payables	5	5
Current other payables	$ 807	$ 1,069